Consolidated Statement of Stockholders Equity (Deficit) (USD $)	Common Stock Shares	Common Stock Par Value USD ($)	Additional Paid-In Capital USD ($)	Common Stock Subscribed USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit During the Exploration Stage USD ($)	Total USD ($)
Balance at Dec. 31, 2005	1,568,324	7,468,288	56,800	0	(8,538,759)	0	(1,013,671)
Cancellation of common shares.	(207,562)	(20,756)	20,756	0	0	0	0
Issuance of common shares for cash	1,000,000	100,000	0	0	0	0	100,000
Issuance of common shares for acquisition of mineral properties	8,000,000	800,000	0	0	0	0	800,000
Issuance of common shares for services	8,017,103	809,018	0	0	0	0	809,018
Issuance of share purchase warrants		$ 0	$ 4,952,286	$ 0	$ 0	$ 0	$ 4,952,286
Net loss for the year.,		0	0	0	0	(4,292,648)	(4,292,648)
Balance at Dec. 31, 2006	18,377,865	9,156,550	5,029,842	0	(8,538,759)	(4,292,648)	1,354,985
Cancellation of common shares,	(4,000,000)	(400,000)	0	0	0	0	(400,000)
Issuance of common shares for services.	15,743,000	1,574,300	0	0	0	0	1,574,300
Issuance of common shares for cash at $0.10 per common share	3,850,000	385,000	0	0	0	0	385,000
Issuance of common shares for cash at $0.20 per common share	2,500,000	500,000	0	0	0	0	500,000
Issuance of common shares for finders fee	175,000	35,000	(35,000)	0	0	0	0
Net loss for the year.		0	0	0	0	(3,352,421)	(3,352,421)
Balance at Dec. 31, 2007	36,645,865	11,250,850	4,994,842	0	(8,538,759)	(7,645,069)	61,864
Issuance of common shares for services,	1,025,000	149,000	0	0	0	0	149,000
Issuance of common shares for cash at $0.20 per common share.	4,000,000	800,000	0	0	0	0	800,000
Issuance of common shares for finders fees	140,000	28,000	(28,000)	0	0	0	0
Common stock subscribed;		0	0	1,403,500	0	0	1,403,500
Net loss for the year,		0	0	0	0	(2,696,001)	(2,696,001)
Balance at Dec. 31, 2008	41,810,865	12,227,850	4,966,842	1,403,500	(8,538,759)	(10,341,070)	(281,637)
Issuance of common shares for services:	13,400,000	2,525,500	0	(1,403,500)	0	0	1,122,000
Issuance of common shares for cash.	4,076,668	270,500	0	0	0	0	270,500
Common stock subscribed.		0	0	64,000	0	0	64,000
Accretion expense,		0	48,000	0	0	0	48,000
Net loss for the year:		0	0	0	0	(1,574,304)	(1,574,304)
Balance at Dec. 31, 2009	59,287,533	15,023,850	5,014,842	64,000	(8,538,759)	(11,915,374)	(351,441)
Issuance of common shares for services;	4,240,000	335,250	0	(64,000)	0	0	271,250
Issuance of common shares for cash,	7,000,000	275,000	0	0	0	0	275,000
Issuance of common shares to settle debt	7,093,372	689,555	0	0	0	0	689,555
Common stock subscribed,		0	0	306,000	0	0	306,000
Net loss for the year;		0	0	0	0	(1,447,031)	(1,447,031)
Balance at Dec. 31, 2010	77,620,905	16,323,655	5,014,842	306,000	(8,538,759)	(13,362,405)	(256,667)
Issuance of common shares for services.,	3,140,000	263,925	0	(56,000)	0	0	207,925
Issuance of common shares for cash:	22,200,000	1,010,000	0	(250,000)	0	0	760,000
Issuance of common shares for finders fee.	700,000	49,000	(49,000)	0	0	0	0
Common stock subscribed:		0	0	50,000	0	0	50,000
Net loss for the year,.		$ 0	$ 0	$ 0	$ 0	$ (580,330)	$ (580,330)
Balance at Dec. 31, 2011	103,660,905	17,646,580	4,965,842	50,000	(8,538,759)	(13,942,735)	180,928